Inventories (Tables)	12 Months Ended
Aug. 31, 2023
Notes and other explanatory information [abstract]
Schedule of inventory

	August 31, 2023	August 31, 2022
Ore stockpile	$3,361	$2,643
Gold in-circuit	689	210
Gold doré	52	253
Total precious metals inventories	4,102	3,106
Supplies	859	524
Total inventories	$4,961	$3,630